Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common Stock Par Value	$ 0.01
Common Stock, Shares Authorized	450,000,000
Common Stock, Shares Issued	133,403,931
Common Stock, Shares Outstanding	133,403,931